Post Retirement and Other Long Term Employees Benefits (Details) (Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Post Retirement and Other Long Term Employees Benefits (Textual) [Abstract]
Expected amortization of actuarial losses in year 2012	$ 11
Expected amortization of past service cost in year 2012	1
Employer contributions	30	24
Expected contribution in cash	21
Accrued benefits related to defined contribution pension plans	17	14
Annual cost of defined contribution plans	98	89	81
Plan assets reclassified from level 1 to level 2	$ 54